Equity Accounted Investments - Excalibur and Excelsior Joint Ventures - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2015	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Total principal		$ 1,804,483	$ 2,015,472
Excalibur and Excelsior
Schedule of Equity Method Investments [Line Items]
Carrying value of guarantee liability	$ 400	200	300
Ne assets		$ 37,200	$ 38,600
Excalibur and Excelsior | Maturing In 2019
Schedule of Equity Method Investments [Line Items]
Total principal	$ 172,800
Parent guarantee percent	50.00%
Excalibur and Excelsior | Maturing In 2019 | LIBOR
Schedule of Equity Method Investments [Line Items]
Interest bearing percentage	2.75%